Flight Equipment Held for Operating Lease (Summary Of Net Book Value Of Flight Equipment Held For Operating Leases By Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 3,705,407	$ 3,034,912
Property on lease held by geographic region, percentage	100.00%	100.00%
Off Lease [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	84,616	17,619
Property on lease held by geographic region, percentage	2.00%	1.00%
Europe [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	1,347,804	1,151,291
Property on lease held by geographic region, percentage	36.00%	37.00%
Europe [Member] | UNITED KINGDOM [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	397,761	347,627
Property on lease held by geographic region, percentage	11.00%	11.00%
Europe [Member] | TURKEY [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	296,574	191,527
Property on lease held by geographic region, percentage	8.00%	6.00%
Europe [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	653,469	612,137
Property on lease held by geographic region, percentage	17.00%	20.00%
Asia and South Pacific [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	1,361,822	869,266
Property on lease held by geographic region, percentage	37.00%	29.00%
Asia and South Pacific [Member] | PHILIPPINES [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	450,090
Property on lease held by geographic region, percentage	12.00%
Asia and South Pacific [Member] | CHINA [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	301,137	353,868
Property on lease held by geographic region, percentage	8.00%	12.00%
Asia and South Pacific [Member] | INDIA [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	150,964	120,771
Property on lease held by geographic region, percentage	4.00%	4.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	459,631	394,627
Property on lease held by geographic region, percentage	13.00%	13.00%
North America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	366,779	324,886
Property on lease held by geographic region, percentage	10.00%	11.00%
North America [Member] | UNITED STATES [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	305,999	291,724
Property on lease held by geographic region, percentage	8.00%	10.00%
North America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	60,780	33,162
Property on lease held by geographic region, percentage	2.00%	1.00%
Mexico South and Central America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	432,385	482,168
Property on lease held by geographic region, percentage	12.00%	16.00%
Mexico South and Central America [Member] | CHILE [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	247,165	255,832
Property on lease held by geographic region, percentage	7.00%	9.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	185,220	226,336
Property on lease held by geographic region, percentage	5.00%	7.00%
Middle East and Africa [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 112,001	$ 189,682
Property on lease held by geographic region, percentage	3.00%	6.00%